LEASES - Schedule of Lease Terms and Discount Rates (Details)	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Weighted-average remaining lease term of operating leases	8 years	8 years 2 months 12 days
Weighted-average remaining lease term of finance leases	5 years 10 months 24 days	5 years 10 months 24 days
Weighted-average discount rate of operating leases	5.20%	4.50%
Weighted-average discount rate of finance leases	4.20%	3.70%